CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common Class A
Ordinary shares
Ordinary shares, par value	$ 0.001
Authorized	860,000,000	860,000,000
Issued	56,593,157	55,546,254
Outstanding	49,393,287	48,346,384
Treasury shares	7,199,870	7,199,870
Common Class B
Ordinary shares
Ordinary shares, par value	$ 0.001
Authorized	40,000,000	40,000,000
Issued	7,206,059	7,206,059
Outstanding	7,206,059	7,206,059